Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	3,000	3,000	3,000
Preferred stock, shares issued	50	300	0
Preferred stock, shares outstanding	50	300	0
Preferred stock, liquidation value	$ 125,000	$ 750,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	15,000,000	15,000,000	15,000,000
Common stock, shares issued	3,003,451	2,542,504	769,917
Common stock, shares outstanding	3,003,451	2,542,504	769,917